Accounts Receivable, Net - Summary of Movements in Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Balance at beginning of the year	¥ (131,826)		¥ (115,380)	¥ (69,417)
Current period provision	(12,725)	$ (1,743)	(16,170)	(46,098)
Reversal	6,039	827	1,773	53
Write-off	35,180	4,820	0
Provision converted from unbilled revenue	0	0	(1,269)
Acquisition of non-controlling interests	0	0	390
Foreign currency translation	(8)	(1)	(17)	82
Balance at the end of the year	(103,340)	(14,158)	(131,826)	(115,380)
Adoption of ASC Topic 326 [Member]
Balance at beginning of the year			(1,153)
Balance at the end of the year				(1,153)
Restatement Adjusted Balance [Member]
Balance at beginning of the year	¥ (131,826)	$ (18,061)	(116,533)
Balance at the end of the year			¥ (131,826)	¥ (116,533)